OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 15,691	$ 22,840
Payroll and employee tax	555	680
Bunker obligations on time charter out contracts	2,227	3,733
Other current liabilities	2,821	6
Total other current liabilities	$ 21,294	$ 27,259